Cover	Feb. 08, 2024	Nov. 08, 2023	Aug. 10, 2023
Cover [Abstract]
Document Type			8-K
Document Period End Date	Feb. 08, 2024		Aug. 09, 2023
Entity Registrant Name	BGSF, INC.		BGSF, INC.
Entity Incorporation, State or Country Code	DE		DE
Entity File Number	001-36704		001-36704
Entity Tax Identification Number	26-0656684		26-0656684
Entity Address, Address Line One	5850 Granite Parkway, Suite 730		5850 Granite Parkway, Suite 730
Entity Address, City or Town	Plano		Plano
Entity Address, State or Province	TX		TX
Entity Address, Postal Zip Code	75024		75024
City Area Code	(972)		972
Local Phone Number	692-2400		692-2400
Written Communications	false		false
Soliciting Material	false		false
Pre-commencement Tender Offer	false		false
Pre-commencement Issuer Tender Offer			false
Entity Emerging Growth Company	false		false
Title of 12(b) Security	Common Stock		Common Stock
Trading Symbol	BGSF		BGSF
Security Exchange Name	NYSE		NYSE
Entity Central Index Key		0001474903	0001474903
Amendment Flag	false		false
Document Title	8-K